Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis	Dec. 31, 2022 USD ($)
Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 117,254,670